Accounts Receivable	12 Months Ended
Dec. 31, 2023
Accounts And Non Trade Receivable Abstract
Accounts receivable
8.	Accounts receivable

	December 31, 2023	December 31, 2022
Accounts receivable	$14,563,153	$15,523,390
Less: Allowance for ECLs / uncollectable accounts	(13,114,951)	(1,481,779)
	$1,448,202	$14,041,611

a)	The aging analysis of accounts receivable is as follows:

	December 31, 2023	December 31, 2022
Not past due	$3,937,838	$11,022,374
Up to 180 days	4,770,297	4,091,598
181 to 365 days	3,100,633	409,418
Over 366 days	2,754,385	-
	$14,563,153	$15,523,390

The above aging analysis was based on days overdue.

b)	As of December 31, 2023 and 2022, accounts receivable were all from contracts with customers. As of January 1, 2022, the balance of receivables from contracts with customers amounting to $36,308,109.

c)	As of December 31, 2023 and 2022, without taking into account any collateral held or other credit enhancements, the maximum exposure to credit risk in respect of the amount that best represents the Group’s accounts receivable were $1,448,202 and $14,041,611, respectively.

d)	Information relating to credit risk of accounts receivable is provided in Note 43.

e)	Information relating to purchase of treasury shares by transferring accounts receivable, as part of considerations, with Koh Sih-Ping, the former Director and Chief Executive Officer (“CEO”) of the Company, is provided in Note 38.